EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS - Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	Feb. 29, 2020	Feb. 23, 2019
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss (gain)	$ 170.4	$ (140.6)
Prior service cost	1.6	3.1
Defined benefit plan recognized in AOCI	172.0	(137.5)
Other Post-Retirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss (gain)	(10.3)	(8.2)
Prior service cost	1.9	5.6
Defined benefit plan recognized in AOCI	$ (8.4)	$ (2.6)